Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan

The compensation costs charged against income for the 2011 Share Incentive Plan were comprised as follows:

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Cost of revenues	$52	$60	$63
Research and development expenses	163	180	159
Selling and marketing expenses	3	3	1
General and administrative expenses	34	38	35
	$252	$281	$258

Schedule of Status of the 2011 Share Incentive Plan	The following is a summary of the status of the 2011 Share Incentive Plan as of December 31, 2024, 2023 and 2022, and changes during the years ended on those dates:
	Years Ended December 31,
	2 0 2 4		2 0 2 3		2 0 2 2
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at the beginning of year	501,000	$0.003	452,500	$0.003	269,500	$0.003
Changes during year:
Granted (a)	200,000	$1.972	132,000	$0.003	304,000	$0.003
Exercised	(181,500)	$0.003	(60,500)	$0.003	(67,000)	$0.003
Forfeited	(26,000)	$0.003	(15,000)	$0.003	(54,000)	$0.003
Expired	(4,000)	$0.003	(8,000)	$0.003	-	$0.003
Options outstanding at the end of year	489,500	$0.807	501,000	$0.003	452,500	$0.003

Options exercisable at the end of year	21,000	$0.003	30,000	$0.003	25,500	$0.003

Weighted average grant date fair value of options granted during the year (b)		$0.09		$1.28		$1.58

(a)	In the year ended December 31, 2024, the options were granted to the Company’s Chief Executive Officer with an exercise price equal to the average closing price per share of the Company’s ordinary shares on the Nasdaq Stock Market during the 30 trading day period immediately preceding the date of grant of such option. In the years ended December 31, 2023 and 2022, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions:

Schedule of Stock Option Granted is Computed on the Date of Grant According to the Black-Scholes Option Pricing Model
	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Dividend yield	12.31%	10.48%	9.69%
Expected volatility*	25.79%	51%	30%
Average risk-free interest rate	4.14%	4.53%	1.99%
Expected average term - in years	3.88	3.88	3.88

*	Volatility is based on the historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.

Schedule of Information about Options Outstanding and Exercisable	The following table summarizes information about outstanding options and exercisable options as of December 31, 2024:
	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 2 4	life	price	2 0 2 4	life	price
		Years			Years

$0.003 - 1.972	489,500	3.5	$0.807	21,000	1.29	$0.003